Other disclosures - Share-based payment schemes - Long-term share-based incentive programme (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 DKK (kr)	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2017 DKK (kr) shares	Dec. 31, 2016 DKK (kr) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		6,965,794.000000
Expensed in the Income statement | kr		kr 414,000,000	kr 292,000,000	kr 368,000,000
Number of shares outstanding (in shares)		5,584,019	4,833,882	4,591,526
2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Long-term share-based incentive programme (Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		1,541,400
Expensed in the Income statement | kr		kr 48,000,000	kr 19,000,000	kr 29,000,000
Vesting period		4 years
Number of shares outstanding (in shares)		1,228,714
Long-term share-based incentive programme (Senior Management Board) | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		411,090
Value at launch date | kr		kr 115,000,000
Percent of increase (decrease) in share allocation		30.00%
Vesting period		3 years
Number of shares outstanding (in shares)		411,090
Long-term share-based incentive programme (Senior Management Board) | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		378,943
Value at launch date | kr		kr 108,000,000
Number of shares outstanding (in shares)		378,421
Long-term share-based incentive programme (Senior Management Board) | Novo Nordisk B Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value per share at launch (DKK per share) | kr	kr 304
Long-term share-based incentive programme (Senior Management Board) | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period			282 days
Percent of pool allocation	51.00%
Long-term share-based incentive programme (Senior Management Board) | Senior Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation	49.00%
Long-term share-based incentive programme (Senior Management Board) | Senior Vice Presidents
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period			210 days
Long-term share-based incentive programme (Senior Management Board) | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period			378 days
Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		3,664,052
Expensed in the Income statement | kr		kr 145,000,000	kr 102,000,000	kr 94,000,000
Vesting period		4 years
Number of shares outstanding (in shares)		2,665,226
Long-term share-based incentive programme (management group below Senior Management Board) | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		1,114,455
Value at launch date | kr		kr 312,000,000
Vesting period		3 years	3 years
Number of shares outstanding (in shares)		1,114,455
Long-term share-based incentive programme (management group below Senior Management Board) | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		879,988
Value at launch date | kr		kr 251,000,000
Number of shares outstanding (in shares)		667,573
Vesting Period 2018 - 2021 | Long-term share-based incentive programme (Senior Management Board) | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement | kr		kr 29,000,000
Vesting Period 2018 - 2021 | Long-term share-based incentive programme (management group below Senior Management Board) | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement | kr		78,000,000
Amortisation Period 2015 - 2018 | Long-term share-based incentive programme (management group below Senior Management Board) | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value at launch date | kr		kr 251,000,000